SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents		$ 7,697,926	$ 4,380,328	$ 1,671,230	$ 13,070,987
Accumulated deficit		189,147,067	187,095,885
Working capital deficit		6,000,000
Negative operating cash flows		$ 1,522,663	$ 5,209,268	$ 11,524,248
Percentage of headcount reduced	40.00%